Cover	Jul. 27, 2022
Document Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001434728
Document Type	8-K
Document Period End Date	Jul. 27, 2022
Entity Registrant Name	GLOBAL WATER RESOURCES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37756
Entity Tax Identification Number	90-0632193
Entity Address, Address Line One	21410 N. 19th Avenue #220
Entity Address, Postal Zip Code	85027
Entity Address, State or Province	AZ
Entity Address, City or Town	Phoenix,
City Area Code	480
Local Phone Number	360-7775
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Written Communications	false
Entity Emerging Growth Company	false